Consolidated Statements of Changes in Equity (Unaudited) - 3 months ended Mar. 31, 2019 - USD ($) shares in Thousands, $ in Thousands	Common Stock	Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2018	64,676
Begning balance, amount at Dec. 31, 2018	$ 126,684	$ (868)	$ 36,299	$ (155,113)	$ 7,002
Statement Line Items [Line Items]
Lease adoption prior year cumulative effect				(12)	(12)
Shares issuance for cash and subscriptions, shares	2,500
Shares issuance for cash and subscriptions, amount	$ 4,800	279			5,079
Warrant issued			200		200
Stock-based compensation, shares	750
Stock-based compensation, amount	$ 2,720		(2,030)		690
Net loss				(2,870)	(2,870)
Ending balance, shares at Mar. 31, 2019	67,926
Ending balance, amount at Mar. 31, 2019	$ 134,204	$ (589)	$ 34,469	$ (157,995)	$ 10,089